Note 25 - Trade Payables - Components of Trade Payables (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [2]
Statement Line Items [Line Items]
Trade payables (i)	[1]	R$ 309.5	R$ 126.1
Non-current		309.5	126.1	R$ 175.1
Trade payables (i)	[1]	14,178.9	12,774.2
Related Parties, current		890.7	1,275.8
Current		15,069.6	14,050.0	R$ 11,854.0
Total		R$ 15,379.1	R$ 14,176.1

[1]	The nominal contractual amounts, including interest are R$16,905.8 at December 31, 2019 (R$15,034.0 at December 31, 2018).
[2]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).